Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions	Provisions and contingent liabilities

	12/31/2024	12/31/2023
Provision for legal and administrative proceedings	53,792	39,368
Provision for expected credit losses on loan commitments (a)	97,945	31,084
Total	151,737	70,452

(a)    Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision.
a.Provisions
The Group's legal entities, in the normal course of their activities, are parties to tax, social security, labor and civil lawsuits. The respective provisions were made in accordance with the applicable law and regulations, the opinion of legal advisors, the nature and complexity of the cases, case law, past loss experience and other relevant criteria that allow the most adequate estimate.
i.Labor lawsuits
These lawsuits are filed seeking to obtain indemnities of labor nature. Amounts provisioned are related to processes in which alleged labor rights are discussed, such as overtime and salary equalization. On an individual basis, amounts provided for labor lawsuits are not material.
ii.Civil lawsuits
Most of civil lawsuits refer to indemnities for material and moral damages related to the certain products offered by the Group, such as payroll deductible loans, in addition to declaratory and remedial actions, compliance with a 30% deduction limit from a borrower's salary, presentation of documents and adjustment actions.
Changes in provisions

	Labor	Civil	Total
Balance at December 31, 2023	5,982	33,386	39,368
Constitution/increase in provision	5,494	38,862	44,356
Payments	(2,919)	(32,720)	(35,639)
Business combination (a)	5,367	340	5,707
Balance at December 31, 2024	13,924	39,868	53,792

Balance at December 31, 2022	3,788	24,330	28,118
Constitution/increase in provision	3,429	35,126	38,555
Payments	(1,235)	(26,070)	(27,305)
Balance at December 31, 2023	5,982	33,386	39,368

(a)    As part of the acquisition of Inter Pag,the Group recognized a labor provision of R$5,367 and a civil provision of R$340 (see Note 4.b). On December 31, 2024, the labor and civil provisions were revalued in the amounts of R$4,986 and R$344, respectively, totaling R$5,330.
b.Contingent tax liabilities classified as possible losses
The main proceedings with this classification are:
i.Income tax and social contribution on net income – IRPJ and CSLL
On August 30, 2013, a tax assessment notice was issued (referring to some expenses considered as non-deductible) requiring the payment of amounts of income tax and social contribution related to the calendar years 2008 to 2009.

12/31/2024		12/31/2023
Total value	Value at risk	Total value	Value at risk
63,301	30,312	72,259	33,390
ii. COFINS
The Group is discussing COFINS fines from the period 1999 to 2014.
Before the publication of Law No. 12,973/14, which changed the understanding on the inclusion of financial revenues in the COFINS calculation basis, there was discussion about expanding the calculation basis of the aforementioned contribution promoted by §1° of art. 3° of Law No. 9,718/98.
In 2005, Inter obtained a favorable final and unappealable decision from the Federal Supreme Court, granting it the right to pay COFINS based only on the revenue from services rendered, instead of the total revenue that would include financial revenues.
During the period from 1999 to 2006, Inter made judicial deposits and/or made the payment of the obligation. In 2006, through a favorable decision by the Supreme Federal Court and the express consent of the Federal Revenue Service, Inter's judicial deposit was released. Additionally, the authorization to use the credits, for amounts previously overpaid, against current obligations, was homologated without challenge by the Federal Revenue Service on May 11, 2006. Subsequently, the Federal Revenue Service challenged the procedures adopted by Inter, applying the understanding that financial revenues should be included in the COFINS calculation basis.
After the enactment of Law 12.973/14, Inter modified its procedures to include financial revenues in the COFINS calculation basis and, therefore, all the taxable events involved in Group’s discussions are prior to this law.
Currently, the application of material res judicata is being discussed in a separate legal action that ensured Inter's right not to collect COFINS on its financial revenues, so the Supreme Federal Court's ruling on Theme 372 does not directly affect Group's discussions.

12/31/2024		12/31/2023
Total value	Value at risk	Total value	Value at risk
153,760	68,738	145,522	65,044